Taxation (Details) - Schedule of provision for income taxes and the provision at the PRC, mainland statutory rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provision For Income Taxes and the Provision at the Prc Mainland Statutory Rate [Abstract]
Income (Loss) before income tax expense	$ (10,674)	$ 10,530	$ 8,374
Computed income tax expense (benefit) with statutory tax rate	(2,669)	2,632	2,093
Additional deduction for research and development expenses	(635)	(509)	(386)
Tax effect of preferred tax rate	1,050	(1,389)	(1,255)
Tax effect of favorable tax rates on small-scale and low-profit entities	123	(93)	(52)
Tax effect of tax relief	(7)	(9)	(51)
Tax effect of non-deductible items	26	71	27
Tax effect due to the disposal of Shengda Group	(3,580)
Tax effect of deferred tax effect of tax rate change	129
Changes in valuation allowance	5,794	235	1,376
Income tax expense	$ 231	$ 938	$ 1,752